BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Schedule of Bank Borrowings) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Short-term	$ 3,368,272	$ 6,605,894
Long-term, current portion	41,096,243	0
Subtotal	44,464,515	6,605,894
Long-term	41,435,099	32,513,900
Total	$ 85,899,614	$ 39,119,794